INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Deferred income tax assets, net	$ 153,858	$ 160,710
Property and Equipment
Statement [Line Items]
Deferred income tax assets, net	2,584	1,330
Non-capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	62,746	55,676
Investment in Treasury Metals
Statement [Line Items]
Deferred income tax assets, net	0	32,731
Investment in PC Gold
Statement [Line Items]
Deferred income tax assets, net	14,473	14,473
Investment in Big Ridge
Statement [Line Items]
Deferred income tax assets, net	0	2,954
Silver Stream Derivative Liability
Statement [Line Items]
Deferred income tax assets, net	0	17,109
Investment Tax Credits
Statement [Line Items]
Deferred income tax assets, net	5,236	5,209
Undeducted Financing Costs
Statement [Line Items]
Deferred income tax assets, net	886	1,049
Capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	41,861	28,144
Mineral Properties [Member]
Statement [Line Items]
Deferred income tax assets, net	478	41
Other
Statement [Line Items]
Deferred income tax assets, net	$ 25,594	$ 1,994